December 2, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549-1004

ATTN:      Document Control - EDGAR

RE:        American Enterprise Variable Annuity Account
           American Express Endeavor(SM) Select Variable Annuity
           Post-Effective Amendment No. 21 on Form N-4
           File Nos. 333-92297 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,




/s/  Eric Marhoun
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     Eric Marhoun
     General Counsel